Stock-Based Compensation - Additional Information (Details) - USD ($)					3 Months Ended		4 Months Ended	12 Months Ended
	Oct. 31, 2022	Oct. 02, 2022	Dec. 31, 2017	Aug. 31, 2009	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2009	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017	Jan. 31, 2022	Jan. 01, 2022	Dec. 31, 2020	Sep. 30, 2019
Share Based Compensation [Line Items]
Total stock-based compensation					$ 664,000	$ 313,000		$ 1,699	$ 786
Shares issued under the ESPP (in shares)					0
Common stock, shares outstanding (in shares)					50,693,308			6,231,947	9,184,092
Common stock reserved for future issuance (in shares)								71,850,742	72,621,044
Share based compensation by share based award exercise price as a percentage of fair value of awards granted					110.00%
Share based compensation by share based award number of shares available for grant								1,923,128	636,323				3,827,465
Share based compensation by share based award on vested award cost not yet recognized stock options					$ 2,800,000
Share based compensation by share based award compensation nonvested awards total compensation cost not yet recognized period for recognition					2 years 3 months 21 days
Employee Stock [Member]
Share Based Compensation [Line Items]
Total stock-based compensation					$ 0
Common stock, potential additional shares authorized					508,775
Percentage of outstanding shares of common stock					1
Maximum shares allowed to be purchased under ESPP (in shares)					1,017,550
Share based compensation by share based service period					5 years
A2019 Equity Incentive Plan [Member]
Share Based Compensation [Line Items]
Increase (decrease) in the number of common stock reserved for future issuance (in shares)												1,500,000
Common stock reserved for future issuance (in shares)														5,500,000
A2022 Equity Incentive Plan [Member]
Share Based Compensation [Line Items]
Annual share increase, percentage of outstanding shares	5.00%
Annual share increase, term	10 years
Common stock, shares outstanding (in shares)												6,105,301
Share based compensation by share based award number of shares available for grant					7,057,631
A2009 Equity Incentive Plan [Member]
Share Based Compensation [Line Items]
Award term period					ten-year
Share based compensation by share based award vesting period					5 years
Amendment to 2019 Equity Incentive Plan [Member]
Share Based Compensation [Line Items]
Share based compensation by share based additional number of shares available for issuance								1,500,000
Additional common stock shares reserved for future issuance											1,500,000
Share based compensation by share based service period								5 years
Share based compensation by share based award number of shares available for grant								1,923,128
2019 Equity Incentive Plan [Member]
Share Based Compensation [Line Items]
Share based compensation by share based award term of award							10 years
Share based compensation by share based award vesting period							5 years
Share based compensation by share based additional number of shares available for issuance														5,500,000
Additional common stock shares reserved for future issuance														5,500,000
Share based compensation by share based award number of shares available for grant								1,923,128
Share based compensation by share based payment awatd options grants in period weighted average grant date fair value								$ 1.04	$ 0.63
Share based compensation by share based award on vested award cost not yet recognized stock options								$ 3,400,000
Share based compensation by share based award options excecises in period total intrinsic value								$ 3,900,000	$ 100,000
Share based compensation by share based award options granted and modified now		1,535,000
Share based compensation by share based options granted and modified now initial exercise price		0.93%
Share based compensation by share based award options granted modified now revised exercise price		$ 1.58
2019 Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share Based Compensation [Line Items]
Share based compensation by share based award compensation nonvested awards total compensation cost not yet recognized period for recognition								2 years 4 months 28 days
2019 Equity Incentive Plan [Member] | Incentive Stock Options [Member]
Share Based Compensation [Line Items]
Percentage of voting power of all classes of stock who shall pay exercise price not below the required threshold				10.00%
Share based compensation by share based award exercise price as a percentage of fair value of awards granted				110.00%
2019 Equity Incentive Plan [Member] | Fully Vested [Member]
Share Based Compensation [Line Items]
Share based compensation by share based award restricted stock units issued										1,348,887
Restricted Stock Units (RSUs) [Member] | A2009 Equity Incentive Plan [Member]
Share Based Compensation [Line Items]
Restricted stock units, vested (in shares)			1,348,887